Balance Sheet Components - Other Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Capitalized implementation costs, net	$ 208,415	$ 249,317
Deferred customer discounts	92,373	212,065
Deferred upfront incentive consideration	151,693	125,289
Other	139,461	86,488
Other assets, net	$ 591,942	$ 673,159